The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering	3 Months Ended
Mar. 31, 2013
The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering
2.	The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering

Pfizer Inc. (Pfizer) formed Zoetis to ultimately acquire, own, and operate the animal health business of Pfizer.

A.    The Separation

In the first quarter of 2013, through a series of steps (collectively, the Separation), Pfizer transferred to us its subsidiaries holding substantially all of the assets and liabilities of its animal health business. In exchange, we transferred to Pfizer: (i) all of the issued and outstanding shares of our Class A common stock; (ii) all of the issued and outstanding shares of our Class B common stock; (iii) $1.0 billion in senior notes (see “Senior Notes Offering” below); and (iv) an amount of cash equal to substantially all of the net proceeds received in the senior notes offering (approximately $2.5 billion).

B.    Adjustments Associated with the Separation

In connection with the Separation, certain animal health assets and liabilities included in the pre-Separation balance sheet were retained by Pfizer and certain non-animal health assets and liabilities (not included in the pre-Separation balance sheet) were transferred to Zoetis. The adjustments to the historical balance sheet of Zoetis (collectively, the Separation Adjustments) representing approximately $436 million of net liabilities retained by Pfizer, were primarily related to the following:

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The removal of inventories (approximately $74 million), property, plant and equipment (approximately $28 million) and miscellaneous other net liabilities of approximately $21 million associated with certain non-dedicated manufacturing sites that were retained by Pfizer;

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The addition of property, plant and equipment (approximately $56 million) associated with a non-dedicated manufacturing site that was transferred to us by Pfizer (and then leased back to Pfizer under operating leases), the removal of the inventory (approximately $46 million) and net other assets (approximately $4 million) at that site as these assets were retained by Pfizer;

•	The addition of net benefit plan liabilities (approximately $25 million);

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The elimination of (i) noncurrent deferred tax assets (some of which were included within noncurrent deferred tax liabilities due to jurisdictional netting) related to net operating loss and tax credit carryforwards; (ii) net tax liabilities associated with uncertain tax positions; (iii) noncurrent deferred tax liabilities relating to deferred income taxes on unremitted earnings; and (iv) other allocated net tax assets, all of which (approximately $49 million in net tax asset accounts) were retained by Pfizer;

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The addition of (i) noncurrent deferred tax assets (approximately $8 million, some of which were included within noncurrent deferred tax liabilities due to jurisdictional netting) related to net benefit plan liabilities transferred to us by Pfizer; (ii) noncurrent deferred tax assets (approximately $2 million) related to net operating loss and tax credit carryforwards; and (iii) noncurrent deferred tax liabilities (approximately $2 million) related to property, plant and equipment transferred to us by Pfizer;

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The elimination of allocated long-term debt (approximately $582 million), allocated accrued interest payable (approximately $16 million) and allocated unamortized deferred debt issuance costs (approximately $2 million) that were retained by Pfizer;

•	Certain net financial assets retained by Pfizer of approximately $45 million;

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The removal of inventories (approximately $10 million), property plant and equipment (approximately $20 million) and other miscellaneous net assets (approximately $1 million) associated with Pfizer’s animal health business in certain non-U.S. jurisdictions that have not transferred to us from Pfizer as of March 31, 2013; and

•	The removal of miscellaneous other liabilities (approximately $52 million) and the addition of miscellaneous other assets (approximately $5 million).

The Separation Adjustment associated with Accumulated Other Comprehensive Income reflects the accumulated currency translation adjustment based on the actual legal entity structure of Zoetis.

C.    Senior Notes Offering

In connection with the Separation, on January 28, 2013, we issued $3.65 billion aggregate principal amount of our senior notes (the senior notes offering) in a private placement, with an original issue discount of $10 million. For additional information, see Note 9D. Financial Instruments: Senior Notes Offering.

D.    Initial Public Offering (IPO)

After the Separation, on February 6, 2013, an IPO of 99,015,000 shares of our Class A common stock (including the exercise of the underwriters’ over-allotment option) at a price of $26.00 per share was completed. We did not receive any of the net proceeds from the IPO.

Immediately following the IPO, there were 99,015,000 outstanding shares of Class A common stock and 400,985,000 outstanding shares of Class B common stock. The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. The holders of Class A common stock and Class B common stock are each entitled to one vote per share for all matters submitted to a vote of stockholders other than with respect to the election of the Board of Directors. With respect to the election of directors, the holders of Class B common stock are entitled to ten votes per share, and the holders of Class A common stock are entitled to one vote per share. Each share of Class B common stock held by Pfizer or one of its subsidiaries is convertible into one share of Class A common stock at any time, but will not be convertible if held by any other holder. Currently, Pfizer owns 100% of our outstanding Class B common stock and no shares of our Class A common stock, giving Pfizer 80.2% of the economic interest and the combined voting power in shares of our outstanding common stock other than with respect to the election of Directors and 97.6% of the combined voting power of our outstanding common stock with respect to the election of Directors.

Pfizer has informed us that it may make a tax-free distribution to its shareholders of all or a portion of its remaining equity interest in us, which may include one or more distributions effected as a dividend to all Pfizer shareholders, one or more distributions in exchange for Pfizer shares or other securities, or any combination thereof. We refer to any such potential distribution as the Distribution. Pfizer has no obligation to pursue or consummate any further dispositions of its ownership interest in us, including through the Distribution, by any specified date or at all.

In connection with the IPO, we entered into certain agreements that provide a framework for an ongoing relationship with Pfizer. For additional information, see Note 17B. Related Party Transactions: Agreements with Pfizer.